Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2018
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life and Life and Health Reserves
Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs.
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	December 31, 2018	December 31, 2017(1)
Case reserves	$4,217,068	$4,180,554
ACRs	174,713	176,369
IBNR reserves	5,503,595	5,745,249
Non-life reserves	$9,895,376	$10,102,172

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 comparatives have been reclassified to conform to current presentation.

The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Gross liability at beginning of year	$10,102,172	$9,247,200	$9,317,003
Reinsurance recoverable at beginning of year	719,998	295,388	228,961
Net liability at beginning of year	$9,382,174	$8,951,812	$9,088,042
Net incurred losses related to:
Current year	$3,417,366	$3,453,725	$3,243,506
Prior years	(248,719)	(448,158)	(676,574)
	$3,168,647	$3,005,567	$2,566,932
Change in Paris Re Reserve Agreement(2)	$(397,493)	$(3,481)	$5,518
Net paid losses related to:
Current year	$(336,584)	$(472,291)	$(391,528)
Prior years	(2,585,403)	(2,506,760)	(2,096,945)
	$(2,921,987)	$(2,979,051)	$(2,488,473)
Effects of foreign exchange rate changes	$(186,911)	$407,327	$(220,207)
Net liability at end of year	$9,044,430	$9,382,174	$8,951,812
Reinsurance recoverable at end of year	850,946	719,998	295,388
Gross liability at end of year	$9,895,376	$10,102,172	$9,247,200

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
(2) The change in reserve agreement includes (adverse) favorable development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. For 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.
For the year ended December 31, 2018, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was across multiple accident years, predominantly from the financial risks and property marine energy business.
For the year ended December 31, 2017, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by the energy and agriculture business.
For the year ended December 31, 2016, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by the marine and energy business.
Paris Re Reserve Agreement
Following Paris Re’s acquisition of substantially all of the reinsurance operations of Colisée Re in 2006, Paris Re’s French operating subsidiary (Paris Re France) entered into a reserve agreement (Reserve Agreement) whereby AXA and Colisée Re guarantee reserves in respect of Paris Re France and subsidiaries acquired in the acquisition. The Reserve Agreement related to losses incurred prior to December 31, 2005. The reserve guarantee was conditioned upon, among other things, the guaranteed business, including related ceded reinsurance, being managed by AXA Liabilities Managers, an affiliate of Colisée Re. At December 31, 2017, the Company’s gross liability for non-life reserves included $426 million of guaranteed reserves, which were settled prior to December 31, 2018 as a result of the commutation of the remaining reserves under the Reserve Agreement. As a result of this commutation, a gain of $29 million was recorded in Other income within the Consolidated Statement of Operations during the year ended December 31, 2018. Prior to the commutation, favorable or adverse development related to the guaranteed reserves was recorded as a change in non-life reserves with an offsetting change in the related payable or receivable to/from Colisée Re within the Funds held–directly managed account in the Consolidated Balance Sheets. See also Note 5.
Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2018 and 2017 included $47 million and $134 million, respectively, related to asbestos and environmental claims. The gross liability for such claims at December 31, 2018 and 2017 was $54 million and $142 million, respectively. This primarily relates to casualty exposures in the United States arising from business written by the French branch of PartnerRe Europe and PartnerRe U.S. For the year ended December 31, 2017, the reserve included business related to Paris Re’s gross liability for asbestos and environmental claims for accident years 2005 and prior of $96 million, with any favorable or adverse development being subject to the Reserve Agreement, which was commuted in 2018.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
Reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the ELR method, and can be seen as a blend of the ELR and CL development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Benktander (B-K) Methods (Reported or Paid)
These methods can be viewed as a blend between the CL Development and the B-F methods described above. The blend is based on predetermined weights at each development stage that depend on the reported (paid) development patterns.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, Reported/Paid B-K and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and Loss event specific methods.
(b) Life and Health Reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Gross liability at beginning of period	$2,098,759	$1,722,330	$1,799,643
Reinsurance recoverable at beginning of period	9,287	2,726	3,046
Net liability at beginning of period	$2,089,472	$1,719,604	$1,796,597
Liability acquired related to the acquisition of Aurigen	—	67,916	—
Net incurred losses	1,024,608	835,415	681,159
Net losses paid	(818,916)	(714,151)	(618,599)
Effects of foreign exchange rate changes	(108,913)	180,688	(139,553)
Net liability at end of period	$2,186,251	$2,089,472	$1,719,604
Reinsurance recoverable at end of period	11,829	9,287	2,726
Gross liability at end of period	$2,198,080	$2,098,759	$1,722,330

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
The increase in net losses incurred and paid in 2018 compared to 2017 was primarily due to growth in the business and the inclusion of losses and loss expenses from the acquisition of Aurigen for a full year in 2018 compared to three quarters in 2017.
The increase in net losses incurred and paid in 2017 compared to 2016 was primarily due to the inclusion of Aurigen in 2017, following the acquisition in April 2017.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 7% at December 31, 2018 and 2017.
(c) Losses and Loss Expenses
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016 were comprised as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Non-life	$3,168,647	$3,005,567	$2,566,932
Life and Health	1,024,608	835,415	681,159
Losses and loss expenses	$4,193,255	$3,840,982	$3,248,091

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
Non-life net incurred and paid losses and loss expense development
The net incurred and paid losses and loss expenses development by accident year for each of the years ended December 31, 2012 through 2018, and the total of IBNR plus expected development on reported claims included within the net incurred claims amounts, as at each of the years ended December 31, 2012 through 2018, are presented in the tables below (in thousands of U.S. dollars).
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2017 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$2,637,210	$2,448,549	$2,293,018	$2,187,326	$2,155,244	$2,186,867	$2,163,492	$112,104
2013		2,871,364	2,697,368	2,521,182	2,467,928	2,434,587	2,407,116	162,521
2014			2,829,647	2,612,495	2,501,579	2,469,465	2,481,728	236,684
2015				2,882,763	2,593,207	2,487,617	2,502,972	334,162
2016					2,907,786	2,673,642	2,614,830	462,738
2017						2,971,510	2,934,163	829,431
2018							3,022,655	2,250,412
Total							$18,126,956	$4,388,052

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$283,062	$1,052,510	$1,436,451	$1,603,321	$1,706,739	$1,797,576	$1,847,036
2013		242,288	1,292,908	1,644,109	1,845,155	1,975,252	2,068,311
2014			304,066	1,311,788	1,614,941	1,823,531	1,964,856
2015				302,077	1,217,019	1,615,742	1,836,225
2016					324,682	1,366,673	1,722,052
2017						386,326	1,503,129
2018							259,237
Total							$11,200,846

Net reserves for Accident Years and exposures included in the triangles							$6,926,110
All outstanding liabilities before Accident Year 2012, net of reinsurance							1,636,500
Total outstanding liabilities for unpaid claims							$8,562,610

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7
Non-life	12%	39%	15%	8%	5%	4%	2%

(1) The table above (and each of the three tables below for property, casualty and specialty) reflects losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflected losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$660,871	$660,159	$582,063	$565,743	$550,347	$550,104	$538,271	$5,530
2013		679,013	576,448	544,485	529,249	524,968	514,596	1,160
2014			515,968	471,603	450,264	447,732	444,283	2,067
2015				590,211	548,168	523,012	515,396	7,738
2016					721,172	678,612	632,146	14,941
2017						1,027,772	1,063,309	92,550
2018							850,603	545,540
Total							$4,558,604	$669,526

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$99,815	$356,469	$449,848	$483,969	$495,215	$504,333	$507,376
2013		88,603	337,052	437,800	472,185	490,469	493,538
2014			93,134	323,623	387,815	414,068	423,758
2015				95,282	354,313	442,735	471,242
2016					134,960	455,747	536,791
2017						223,180	728,508
2018							76,618
Total							$3,237,831

Net reserves for Accident Years and exposures included in the triangles							$1,320,773
All outstanding liabilities before Accident Year 2012, net of reinsurance							105,071
Total outstanding liabilities for unpaid claims							$1,425,844

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7
Property	18%	49%	16%	6%	3%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$690,205	$676,404	$648,784	$608,535	$591,092	$599,405	$594,889	$79,586
2013		799,716	796,471	747,464	729,478	725,012	721,474	136,016
2014			899,068	874,854	854,935	860,154	876,455	194,954
2015				897,153	838,361	814,108	856,355	262,967
2016					847,086	798,784	819,511	315,251
2017						758,715	727,301	399,584
2018							939,700	800,587
Total							$5,535,685	$2,188,945

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$51,528	$135,448	$205,164	$278,087	$334,143	$392,529	$423,467
2013		50,403	158,653	266,362	347,899	418,193	479,692
2014			70,987	207,906	311,431	411,596	499,040
2015				66,675	186,585	299,015	397,022
2016					36,622	165,828	265,586
2017						60,845	178,201
2018							61,932
Total							$2,304,940

Net reserves for Accident Years and exposures included in the triangles							$3,230,745
All outstanding liabilities before Accident Year 2012, net of reinsurance							1,436,281
Total outstanding liabilities for unpaid claims							$4,667,026

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7
Casualty	7%	15%	13%	12%	10%	9%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$1,286,134	$1,111,986	$1,062,171	$1,013,048	$1,013,805	$1,037,358	$1,030,332	$26,988
2013		1,392,635	1,324,449	1,229,233	1,209,201	1,184,607	1,171,046	25,345
2014			1,414,611	1,266,038	1,196,380	1,161,579	1,160,990	39,663
2015				1,395,399	1,206,678	1,150,497	1,131,221	63,457
2016					1,339,528	1,196,246	1,163,173	132,546
2017						1,185,023	1,143,553	337,297
2018							1,232,352	904,285
Total							$8,032,667	$1,529,581

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$131,719	$560,593	$781,439	$841,265	$877,381	$900,714	$916,193
2013		103,282	797,203	939,947	1,025,071	1,066,590	1,095,081
2014			139,945	780,259	915,695	997,867	1,042,058
2015				140,120	676,121	873,992	967,961
2016					153,100	745,098	919,675
2017						102,301	596,420
2018							120,687
Total							$5,658,075

Net reserves for Accident Years and exposures included in the triangles							$2,374,592
All outstanding liabilities before Accident Year 2012, net of reinsurance							95,148
Total outstanding liabilities for unpaid claims							$2,469,740

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7
Specialty	11%	50%	15%	7%	4%	2%	2%

The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
The Company has concluded that it is impracticable to provide net incurred and paid losses and loss expenses development data for 10 years and has therefore presented the data for 7 years. As disclosed in the notes to the consolidated financial statements for the year ended December 31, 2016, the Company provided 5 years of data in 2016 and agreed to include an additional year of data for each subsequent year such that by 2021 a full 10 years of data will be disclosed.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2018 was as follows (in thousands of U.S. dollars):

December 31, 2018
Total outstanding liability for unpaid claims
Property	$1,425,844
Casualty	4,667,026
Specialty	2,469,740
Total outstanding liabilities for unpaid claims	$8,562,610
Unallocated loss expenses	$148,700
U.S. health net reserves(1)	327,810
Other	5,310
Total other liabilities	$481,820
Net liability at end of year	$9,044,430

Reinsurance recoverable on paid and unpaid claims
Property	$545,300
Casualty	63,161
Specialty	242,485
Reinsurance recoverable at end of year	$850,946
Gross liability at end of year	$9,895,376

(1)
U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.